SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Other receivables	$ 22,929,011	$ 18,298,672
Total	16,821,368	16,626,358
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade debtors	135,713	141,224
Other receivables	37,920
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade debtors	221,852	782,142
Other receivables	$ 16,425,883	$ 15,702,992